Stock-based Activity (Details 3) - shares	Jun. 30, 2016	Dec. 31, 2015
Common stock reserved for future issuance	5,042,239	5,162,970
Equity Option [Member]
Common stock reserved for future issuance	1,199,505
Common stock reserved for exercise of warrants [Member]
Common stock reserved for future issuance	212,689
Restricted Stock [Member]
Common stock reserved for future issuance	2,792,189
Stock Plan [Member]
Common stock reserved for future issuance	632,310
Common stock reserved for conversion of preferred stock and warrants [Member]
Common stock reserved for future issuance	205,546